Financial instruments - Additional Information (Details)			3 Months Ended		6 Months Ended
	Feb. 26, 2024 shares	Feb. 12, 2024 shares	Mar. 31, 2024 $ / shares shares	Mar. 20, 2024 shares	Jun. 30, 2024 USD ($) $ / shares shares	Jun. 30, 2023 USD ($)	Jul. 11, 2024 USD ($)	Jul. 01, 2024 $ / shares shares	Jun. 07, 2024 USD ($) tranche	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Loss on remeasurement of bonds					$ 63,127,000	$ 0
Derivative financial liabilities					241,384,000					$ 520,553,000
Finance costs					277,414,000	$ 64,300,000
Proceeds from the issuance of common stock					144,000,000
Liabilities					$ 1,674,400,000					1,882,583,000
Ordinary shares
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in shares issued (in shares) | shares	10,127,132				9,213,333
Tranche two | Ordinary shares | OACB Earn Out Shares
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in shares issued (in shares) | shares		625,000
Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities					$ 39,714,000					118,830,000
Senior Bond Warrants
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in shares issued (in shares) | shares			1,501,599
Class of warrants or rights outstanding (in shares) | shares					217,246
Conversion price (in dollars per share) | $ / shares					$ 0.01
Tranche of senior bond warrants percentage					1.50%
Derivative financial liabilities					$ 2,640,000					19,715,000
Finance costs					600,000
Senior Bond Warrants | Ordinary shares
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in shares issued (in shares) | shares				1,501,599
Senior Bond Warrants | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities					0					0
Tranche A Conversion Feature
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities					39,714,000					118,830,000
Finance costs					79,100,000
Tranche A Conversion Feature | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities					39,714,000					118,830,000
Predecessor Earn Out Shares
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities					169,300,000					349,900,000
Finance costs					120,500,000
Predecessor Earn Out Shares | Level 3
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in shares issued (in shares) | shares		19,165,000
Derivative financial liabilities					0					0
OACB Warrants
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities					29,731,000					25,908,000
Finance costs					$ 5,700,000
Number of shares issued | shares			419,660		419,660
Proceeds from the issuance of common stock					$ 4,800,000
Liabilities					29,700,000
OACB Warrants | Ordinary shares
Disclosure of detailed information about financial instruments [line items]
Increase (decrease) in shares issued (in shares) | shares			419,660
Class of warrants or rights exercise price per share (in dollars per share) | $ / shares			$ 11.50
Number of shares called by each warrant or right | shares			1
OACB Warrants | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities					0					$ 0
Facility Due June 2029
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity									$ 965,000,000
Number of tranches | tranche									2
Loss on remeasurement of bonds					$ 63,100,000
Conversion price (in dollars per share) | $ / shares								$ 10.00
Facility Due June 2029 | Entering into significant commitments or contingent liabilities
Disclosure of detailed information about financial instruments [line items]
Maximum borrowing capacity							$ 965,000,000
Conversion price (in dollars per share) | $ / shares								$ 10.00
Number of shares issued | shares								22,100,000